Cover	Nov. 21, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment amends the Current Report on Form 8-K of Innovid Corp., filed with the Securities and Exchange Commission on November 21, 2024, in which Innovid Corp. reported, among other events, the execution of the Merger Agreement (as defined below), by including the Merger Agreement, which is filed as Exhibit 2.1 to this Amendment, the Form of Support Agreement, which is filed as Exhibit 10.1 to this Amendment and the Contribution and Exchange Agreement, which is filed as Exhibit 10.2 to this Amendment.
Document Period End Date	Nov. 21, 2024
Entity File Number	001-40048
Entity Registrant Name	Innovid Corp.
Entity Central Index Key	0001835378
Entity Tax Identification Number	87-3769599
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Irving Place
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	966-7555
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTV
Security Exchange Name	NYSE
Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	CTVWS
Security Exchange Name	NYSE